U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 002-88543

POST-EFFECTIVE AMENDMENT NO. 40

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-03931

POST-EFFECTIVE AMENDMENT NO. 40

CLIPPER FUND, INC

On behalf of its series CLIPPER FUND

(Exact Name of Registrant as Specified in Charter)

2949 East Elvira Road, Suite 101, Tucson, Arizona 85756

(Address of Principal Executive Offices)

520-434-3778

(Registrant’s Telephone Number)

Ryan M. Charles

Vice President & General Counsel

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101, Tucson, Arizona 85756

(Name and Address of Agent for Service)

with copies to:

Michael Glazer, Esq.

Bingham McCutchen LLP

Suite 4400

355 South Grand Avenue

Los Angeles, CA 90071-3106

It is proposed that this filing will become effective:

X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered Common Stock:

Clipper Fund, Inc.

EXPLANATORY NOTES

This Post-Effective Amendment No. 40 to the Registration Statement contains:

  XBRL filings for

  Clipper Fund, Inc.

  Signature Pages

  Exhibits

CLIPPER FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 12th day of May 2014.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

CLIPPER FUND, INC.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich(1)	Principal Executive Officer	May 12, 2014
Kenneth Eich

Douglas Haines(1)	Principal Financial Officer
Douglas Haines	and Principal Accounting Officer	May 12, 2014

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

(1) Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q)(2) to Registrant’s registration statement 2-10699.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

CLIPPER FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 12, 2014, by the following persons in the capacities indicated.

Signature	Title

Lawrence P. McNamee (2)	Director
Lawrence P. McNamee

Steven N. Kearsley (2)	Director
Steven N. Kearsley

Lawrence E. Harris (2)	Director
Lawrence E. Harris

(2) Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q)(1) to Registrant’s registration statement 2-10699.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Clipper Fund, Inc.